COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2014, the Group had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2015	10,936
2016	7,378
2017	2,982
2018	20
2019 and thereafter	-

21,316

Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Group's lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 20. For the years ended December 31, 2012, 2013 and 2014, total rental expenses for all operating leases were US$12,540, US$12,915 and US$14,302, respectively.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the PRC Domestic Entities and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the PRC Domestic Entities are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.If a finding were made by PRC authorities, under existing law and regulations or under the draft Foreign Investment Law if it becomes effective, that the Group's operation of certain of its operations and businesses through PRC Domestic Entities, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group's income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group's business operations, and have a severe adverse impact on the Group's cash flows, financial position and operating performance. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with the PRC Domestic Entities is remote based on current facts and circumstances.

Income taxes

As of December 31, 2014, the Group had recognized US$50,983 accrual for unrecognized tax benefits (Note 18). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2014, the Group classified the accrual for unrecognized tax benefits as a current liability.

Guarantees

In accordance with ASC 460, the Group determined that the fair value of the guarantees provided on the transferred mortgage loans receivable (Note 9)was insignificant as of December 31, 2014 because the potential exposure to the Group was minimal, as each mortgage loan was guaranteed by the borrower's assets with a fair value substantially greater than the loan principal amounts. The maximum exposure to the Group is the difference between the proceeds from the sale of the collateral and the outstanding loan amount. Additionally, no contingent liability was recorded as of December 31, 2014 as there were no indicators that the borrowers will default in the foreseeable future.